FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, All Other Investments [Abstract]
Gain (loss) on derivative instruments	$ 701	$ 50	$ (1,205)